Supplemental Condensed Consolidating Schedule of Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Total revenue	$ 653								$ 639									$ 2,761		$ 2,808		$ 2,921
Costs and expenses:
Cost of sales and administrative expenses	536								524									2,070		2,147		2,316
Depreciation and amortization	24	[1]							24	[1]								104	[1]	96	[1]	91	[1]
Amortization of acquisition-related intangible assets	43								48									182		217		260
Trade name impairment charges	339
Goodwill impairment charges													385							385		12
Total costs and expenses	942								596									2,356		2,460		2,679
Operating income (loss)	(289)								43									405		348		242
Net interest income (expense)	(74)								(90)									(325)		(359)		(460)
Other income (expense)	(61)								(5)									(8)		(81)		(3)
Income (loss) from continuing operations before income taxes	(424)								(52)									72		(92)		(221)
Benefit from (provision for) income taxes	101								17									(26)		49		145
Income (loss) from continuing operations	(323)		54	[2]	22	[2]	5	[2]	(35)		69		(8)		(42)	(62)		46		(43)		(76)
Income (loss) from discontinued operations, net of tax	(17)		18		1		10		(12)				(354)	[3]	34	297	[4]	17		(23)		(73)
Net income (loss)	(340)		72	[2]	23	[2]	15	[2]	(47)		69	[5]	(362)	[3]	(8)	235	[4]	63		(66)		(149)
Comprehensive income (loss)	(397)								(91)									82		(23)		(166)
Parent
Costs and expenses:
Cost of sales and administrative expenses	25								21									77		69		121
Amortization of acquisition-related intangible assets																		1		1		1
Total costs and expenses	25								21									78		70		122
Operating income (loss)	(25)								(21)									(78)		(70)		(122)
Net interest income (expense)	(69)								(84)									(300)		(331)		(428)
Equity in earnings of unconsolidated subsidiary	(198)								41									376		71		384
Other income (expense)	(61)								(5)									(6)		(82)		4
Income (loss) from continuing operations before income taxes	(353)								(69)									(8)		(412)		(162)
Benefit from (provision for) income taxes	40								33									120		156		197
Income (loss) from continuing operations	(313)								(36)									112		(256)		35
Income (loss) from discontinued operations, net of tax	(27)								(11)									(49)		190		(184)
Net income (loss)	(340)								(47)									63		(66)		(149)
Comprehensive income (loss)	(397)								(91)									82		(23)		(166)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Total revenue	471								450									1,908		1,936		1,955
Costs and expenses:
Cost of sales and administrative expenses	356								338									1,401		1,430		1,491
Depreciation and amortization	15								15									67		63		61
Amortization of acquisition-related intangible assets	30								36									134		165		195
Trade name impairment charges	339
Goodwill impairment charges																						12
Total costs and expenses	740								389									1,602		1,658		1,759
Operating income (loss)	(269)								61									306		278		196
Net interest income (expense)																						(1)
Equity in earnings of unconsolidated subsidiary	7								8									149		132		123
Other income (expense)																				(1)
Income (loss) from continuing operations before income taxes	(262)								69									455		409		318
Benefit from (provision for) income taxes	63								(30)									(96)		(96)		(11)
Income (loss) from continuing operations	(199)								39									359		313		307
Income (loss) from discontinued operations, net of tax	1								2									17		(242)		77
Net income (loss)	(198)								41									376		71		384
Comprehensive income (loss)	(259)								1									386		100		392
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Total revenue	268								271									1,258		1,256		1,403
Costs and expenses:
Cost of sales and administrative expenses	241								247									997		1,032		1,141
Depreciation and amortization	9								9									37		33		30
Amortization of acquisition-related intangible assets	13								12									47		51		64
Total costs and expenses	263								268									1,081		1,116		1,235
Operating income (loss)	5								3									177		140		168
Net interest income (expense)	(5)								(6)									(25)		(28)		(31)
Other income (expense)																		(2)		2		(7)
Income (loss) from continuing operations before income taxes									(3)									150		114		130
Benefit from (provision for) income taxes	(2)								14									(50)		(11)		(41)
Income (loss) from continuing operations	(2)								11									100		103		89
Income (loss) from discontinued operations, net of tax	9								(3)									49		29		34
Net income (loss)	7								8									149		132		123
Comprehensive income (loss)	(23)								(26)									163		157		130
Eliminations
Condensed Financial Statements Captions [Line Items]
Total revenue	(86)								(82)									(405)		(384)		(437)
Costs and expenses:
Cost of sales and administrative expenses	(86)								(82)									(405)		(384)		(437)
Total costs and expenses	(86)								(82)									(405)		(384)		(437)
Equity in earnings of unconsolidated subsidiary	191								(49)									(525)		(203)		(507)
Income (loss) from continuing operations before income taxes	191								(49)									(525)		(203)		(507)
Income (loss) from continuing operations	191								(49)									(525)		(203)		(507)
Net income (loss)	191								(49)									(525)		(203)		(507)
Comprehensive income (loss)	$ 282								$ 25									$ (549)		$ (257)		$ (522)

[1]	Includes amortization of capitalized software.
[2]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.
[3]	Includes a pre-tax goodwill impairment charge of $385 million.
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.